Derivative Instruments And Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Outstanding Derivative Instruments

(Dollars in thousands)	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
		2012	2011		2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$499	$71	Other liabilities	$1,843	$3,010

Total derivatives designated as hedging instruments under ASC Topic 815		$499	$71		$1,843	$3,010

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	Other assets	$25,940	$25,391	Other liabilities	$25,940	$25,391
Forward sales contracts	Other assets	2,774	—	Other liabilities	343	—
Written and purchased options	Other assets	12,906	7,564	Other liabilities	8,764	6,609

Total derivatives not designated as hedging instruments under ASC Topic 815		$41,620	$32,955		$35,047	$32,000

(Dollars in thousands)	Asset Derivatives Notional Amount		Liability Derivatives Notional Amount
	2012	2011	2012	2011
Derivatives designated as hedging instruments under ASC Topic 815
Interest rate contracts	$35,000	$10,000	$35,000	$60,000

Total derivatives designated as hedging instruments under ASC Topic 815	$35,000	$10,000	$35,000	$60,000

Derivatives not designated as hedging instruments under ASC Topic 815
Interest rate contracts	$374,536	$293,794	$374,536	$293,794
Forward sales contracts	212,028	—	53,269	—
Written and purchased options	388,793	158,164	185,885	158,164

Total derivatives not designated as hedging instruments under ASC Topic 815	$975,357	$451,958	$613,690	$451,958

Schedule Of Derivative Instruments On Consolidated Financial Statements

(Dollars in thousands)	Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2012	2011		2012	2011		2012	2011
Interest rate contracts	$(874)	$(1,911)	Other income (expense)	$(1,618)	$(1,723)	Other income (expense)	$—	$—

Total	$(874)	$(1,911)		$(1,618)	$(1,723)		$—	$—

(Dollars in thousands)	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
Derivatives Not Designated as Hedging Instruments under ASC Topic 815		2012	2011
Interest rate contracts	Other income (expense)	$(1)	$(2)
Forward sales contracts	Mortgage income	2,431	—
Written and purchased options	Mortgage income	7,119	937

Total		$9,549	$935

Outstanding Interest Rate Swap Agreements

(Dollars in thousands)	2012	2011
Weighted average pay rate	3.3%	3.8%
Weighted average receive rate	0.3%	0.3%
Weighted average maturity in years	7.1	6.8
Unrealized gain (loss) relating to interest rate swaps	$(1,344)	$(2,939)